Other Long-term investments - Summary of Movement of Other Long-term Investments and Prepayments for Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long Term Investments [Abstract]
Balance at the beginning of year	$ 11,575	$ 2,503
Investments made/transferred from prepayments	4,502	7,129
Prepayments made		1,901
Impairment	(4,038)
Exchange differences	75	42
Balance at the end of year	12,114	11,575
Prepayments for long-term investments		2,924
Other long-term investments	$ 12,114	$ 8,651